Schedule H, Part IV, Line 4i ‑ Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Part IV, Line 4i ‑ Schedule of Assets (Held at End of Year)
Schedule H, Part IV, Line 4i ‑ Schedule of Assets (Held at End of Year)
As of December 31, 2025
(In thousands)

Employer Identification Number ‑ 45-3073116
Plan Number ‑ 001

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(e) Current Value
	Mutual funds
	Fidelity	500 Index	$26,139
	Fidelity	Large-Cap Growth Index	25,439
	Hartford Mutual Funds	Hartford International Opportunity	6,252
	Fidelity	Mid-Cap Index	4,637
	Vanguard	Wellington	4,249
	JP Morgan	Mid Cap Growth	4,094
	American Funds	New World	3,966
	Vanguard	Short-Term Federal	3,478
	Vanguard	Small-Cap Value Index	3,392
	Fidelity	Small-Cap Index	3,341
	MFS	Value	2,701
	Goldman Sachs	Financial Square Treasury Solutions	2,629
	MassMutual	Mid-Cap Growth Institutional	2,187
	Victory	Core Plus Intermediate Bond	1,972
	Fidelity	Energy Z	1,837
	American Funds	U.S. Government Securities	1,579
	Victory	Sycamore Established Value	1,463
	PGIM	High Yield	1,256
	Vanguard	Short-Term Inflation-Protected Securities	759
	Vanguard	Small-Cap Growth Index	438
	Total mutual funds		$101,808
	Common/collective investment trusts
*	Principal	Target 2050 Fund	$66,989
*	Principal	Target 2055 Fund	64,655
*	Principal	Target 2045 Fund	52,974
*	Principal	Target 2060 Fund	38,771
*	Principal	Target 2040 Fund	35,247
*	Principal	Target 2035 Fund	25,355
*	Principal	Target 2030 Fund	13,788
*	Principal	Target 2065 Fund	13,019
*	Principal	Target 2025 Fund	5,510
*	Principal	Target 2070 Fund	2,492
*	Principal	Target 2020 Fund	1,148
*	Principal	Income Fund	982
*	Principal	Target 2015 Fund	903
	Total common/collective investment trusts		$321,833
(Continued from the previous page)

	Pooled separate account
*	Principal	Real Estate Securities Separate Account	$1,362
	Total pooled separate account		1,362
	Common stock
*	Liberty Energy Inc.	Liberty Energy Inc.	2,653
	Total common stock		2,653
*	Participant notes receivable	Participant notes receivable, maturing 2026-2031 at interest rates of 4.25% to 9.50%, collateralized by participants’ vested account balances	26,590
			$454,246
* Party-in-interest